SCHEDULE H, LINE 4I - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 401
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Hanesbrands LLC Retirement Savings Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

Name of plan sponsor: Hanesbrands LLC
Employer identification number: 20-3552316
Three digit plan number: 401

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value
*	Gildan Activewear, Inc.	Gildan Activewear, Inc. Common Stock	$9,342,330

		Collective trusts:
	Vanguard	Target Retirement Income Fund	27,376,035
	Vanguard	Vanguard Retirement 2020 Fund	27,588,421
	Vanguard	Vanguard Retirement 2025 Fund	52,784,029
	Vanguard	Vanguard Retirement 2030 Fund	82,972,826
	Vanguard	Vanguard Retirement 2035 Fund	88,594,041
	Vanguard	Vanguard Retirement 2040 Fund	51,625,339
	Vanguard	Vanguard Retirement 2045 Fund	40,624,632
	Vanguard	Vanguard Retirement 2050 Fund	30,819,690
	Vanguard	Vanguard Retirement 2055 Fund	21,966,965
	Vanguard	Vanguard Retirement 2060 Fund	10,090,562
	Vanguard	Vanguard Retirement 2065 Fund	3,309,827
	Vanguard	Vanguard Retirement 2070 Fund	218,859
	Spartan	Spartan 500 Index Pool - Class C	62,452,990
	Spartan	Spartan Extended Market Index Pool	437,892
	Spartan	Spartan Total International Index Pool	921,824
	Westfield	Westfield Small/Mid Cap Growth Equity	6,988,294
	Invesco Trust Company	Invesco Stable Value Trust	36,317,178

			$545,089,404
		Registered investment companies:
	Ariel Investments	Ariel Fund Institutional Class	7,006,984
	Dodge and Cox	Dodge & Cox International Stock Fund	4,836,867
	American Funds	American Funds Europacific GR International Equity Fund	4,836,867
	Dodge and Cox	Dodge & Cox Income Fund	3,254,291
	Natixis Core	Natixis Core US Bond Fund	3,254,291
	Dodge and Cox	Dodge & Cox Stock Fund	787,475
	Harbor Capital	Harbor Capital Appreciation Retirement	787,475
*	Fidelity	Fidelity Strategic Real Return	1,271,392
*	Fidelity	Fidelity US Bond Index Fund	722,415

			$26,758,057
		Money market funds:
*	Fidelity	Fidelity Investments Money Market Government Portfolio	$246,183

		Participant loans:
*	Participants	Average maturity date of 2.41 years, bearing interest at 3.25% to 9.25%, collateralized by participants’ account balances	$4,723,823

		Total	$586,159,797

* Denotes party-in-interest transaction
(d) Cost is omitted in accordance with Department of Labor 29 CFR 2520.103-10, as investments are participant directed